Warrants - Narrative (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Aug. 28, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Warrants [Line Items]
Warrant liabilities	€ 17,244	€ 41,728	€ 30,979	€ 18,275		€ 0	€ 0	€ 0	€ 0	€ 0
Warrants
Warrants [Line Items]
Number of shares outstanding (in shares)	30,735,950	30,735,950	30,735,950	30,849,974		0	0	0	0	0
Warrant liabilities	€ 17,200
Private Warrant | Level 2 | Recurring fair value measurement
Warrants [Line Items]
Warrant liabilities					€ 6,600
Public Warrant | Level 1 of fair value hierarchy [member] | Recurring fair value measurement
Warrants [Line Items]
Warrant liabilities					€ 10,700